Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 404,472	$ 163,124
Restricted cash and cash equivalents	174,829	137,457
Rent receivables	2,922	3,124
Investment in unconsolidated subsidiaries	8,179	6,308
Flight equipment held for operating leases, net	3,034,912	2,616,864
Deferred tax asset, net		9,450
Fair market value of derivative assets	7,395	319
Other assets, net	39,650	32,026
Total assets	3,672,359	2,968,672
Liabilities
Accounts payable and accrued liabilities	16,592	15,662
Rentals received in advance	17,422	14,402
Payable to related parties	3,756	2,789
Security deposits	52,837	47,474
Maintenance payment liability	233,811	225,733
Unsecured borrowings, net	291,567
Secured borrowings, net	2,254,705	2,052,412
Deferred tax liability, net	7,746
Fair market value of derivative liabilities	24,577	48,967
Other liabilities	20,523	29,231
Total liabilities	2,923,536	2,436,670
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 41,306,338 and 28,040,305 shares issued and outstanding at December 31, 2013 and 2012, respectively	41	28
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding
Additional paid-in capital	658,492	482,733
Retained earnings	104,143	83,138
Accumulated other comprehensive loss, net	(13,853)	(33,897)
Total shareholders' equity	748,823	532,002
Total liabilities and shareholders' equity	$ 3,672,359	$ 2,968,672